NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
NON-CURRENT ASSETS
Schedule of other assets

As at December 31,	2021	2020
Deferred financing costs associated with the revolving credit facility	$2,472	$599
Long-term receivables	308	349
	$2,780	$948